Investment Risks	Aug. 28, 2026
The Disciplined Growth Investors Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing the fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Fund’s Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

The Disciplined Growth Investors Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

The Disciplined Growth Investors Fund | Mid-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-Capitalization Risk. The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

The Disciplined Growth Investors Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Growth Stock Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be adversely affected if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

The Disciplined Growth Investors Fund | Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Industry Risk. The Fund may be focused in one industry or group of industries. As a result, the Fund’s returns may be considerably more volatile than returns of a fund that does not focus in one industry or group of industries.

The Disciplined Growth Investors Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuation, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

The Disciplined Growth Investors Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

The Disciplined Growth Investors Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities will change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk and liquidity risk.

The Disciplined Growth Investors Fund | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Allocation Risk. The asset classes in which the Fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its allocation among equity and fixed-income securities. If the Fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt. During periods of rapidly rising equity price, the Fund might not achieve growth in its share price to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility.

The Disciplined Growth Investors Fund | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

The Disciplined Growth Investors Fund | Cash Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Cash Position Risk. The Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts. During periods when the Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

The Disciplined Growth Investors Fund | Corporate Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

The Disciplined Growth Investors Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

The Disciplined Growth Investors Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mortgage-Backed and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

The Disciplined Growth Investors Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
The Disciplined Growth Investors Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation, or any other government agency.
The Disciplined Growth Investors Equity Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing a fund and the fees and expenses of a fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

The Disciplined Growth Investors Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

The Disciplined Growth Investors Equity Fund | Mid-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Risk. The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

The Disciplined Growth Investors Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be adversely affected if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

The Disciplined Growth Investors Equity Fund | Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Risk. The Fund may be focused in one industry or group of industries. As a result, the Fund’s returns may be considerably more volatile than returns of a fund that does not focus in one industry or group of industries.

The Disciplined Growth Investors Equity Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuation, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

The Disciplined Growth Investors Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

The Disciplined Growth Investors Equity Fund | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

The Disciplined Growth Investors Equity Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets

The Disciplined Growth Investors Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
The Disciplined Growth Investors Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation, or any other government agency.
The Disciplined Growth Investors Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Vulcan Value Partners Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Vulcan Value Partners Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

Vulcan Value Partners Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Non-U.S. investments are also not subject to the same regulatory and transparency requirements and protections as those of U.S. based transactions.

Vulcan Value Partners Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Vulcan Value Partners Fund | Business Ownership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business, which may include financial, operational, and reputational risk associated with the operations of a business. Additionally, loss of profitability, cessation of operations resulting in a permanent capital loss, or harm to its public image, among other factors, may negatively impact a business’s price and intrinsic value resulting in the loss of capital invested.

Vulcan Value Partners Fund | Small-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies because small-sized companies tend to be less established and less developed in nature and may underperform compared to the securities of larger companies.

Vulcan Value Partners Fund | Large-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Size Company Risk. The Fund’s investments in larger companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Vulcan Value Partners Fund | Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the Fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

Vulcan Value Partners Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have the same risks as Non-U.S. Securities, however, have exacerbated risk because they have been more volatile than the markets of developed countries with more mature economies.

Vulcan Value Partners Fund | Value Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Vulcan Value Partners Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Vulcan Value Partners Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vulcan Value Partners Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification Risk and Securities Concentration Limitations. The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

Vulcan Value Partners Small Cap Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Vulcan Value Partners Small Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

Vulcan Value Partners Small Cap Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Non-U.S. investments are also not subject to the same regulatory and transparency requirements and protections as those of U.S. based transactions.

Vulcan Value Partners Small Cap Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Vulcan Value Partners Small Cap Fund | Business Ownership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

Vulcan Value Partners Small Cap Fund | Small-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Vulcan Value Partners Small Cap Fund | Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

Vulcan Value Partners Small Cap Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have the same risks as Non-U.S. Securities, however, have exacerbated risk because they have been more volatile than the markets of developed countries with more mature economies.

Vulcan Value Partners Small Cap Fund | Value Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Vulcan Value Partners Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Vulcan Value Partners Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vulcan Value Partners Small Cap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification Risk and Securities Concentration Limitations. The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.